DERIVATIVE WARRANTS LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of derivative warrants liability
Issued to investors	December 31,
	2024	2023
Outstanding at January 1	$-	$-
Issued to investors	1,000	3,786
Exercised	-	(1,473)
Changes in fair value	(798)	(2,313)

Outstanding at December 31	$202	$-

Schedule of warrant issued
	January 19,	December 31,
	2024	2024
Risk-free interest rate	4.39%	4.16%
Dividend yield	0%	0%
Volatility factor	287%	123%
Expected life of the warrants in years	2.00	1.05